Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Capital Appreciation Fund, Inc.
Entity Central Index Key	0000887509
Document Period End Date	May 31, 2024
C000006955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	37.03%	15.57%	14.34%
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,484,950,262
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,564,774
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(b)Excludes short-term securities.
C000006952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$117	0.99%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	36.66%	15.27%	14.03%
Investor A Shares (with sales charge)	29.48	14.03	13.41
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,484,950,262
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,564,774
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(b)Excludes short-term securities.
C000088417 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	BFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	37.14%	15.68%	14.45%
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,484,950,262
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,564,774
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(b)Excludes short-term securities.
C000006956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$159	1.35%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	36.14%	14.89%	13.69%
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,484,950,262
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,564,774
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(b)Excludes short-term securities.
C000006954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$216	1.83%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Growth Index), were led by security selection within information technology and industrials, along with positioning in the consumer staples sector. In information technology, overweight positioning in the semiconductors and semiconductor equipment sub-sector contributed to performance, most notably overweight positions in Nvidia and Broadcom. An overweight to aerospace manufacturer TransDigm Group within industrials also contributed to performance. Finally, the Fund’s lack of exposure to the consumer staples sector added to return.
What detracted from performance?
The largest detractors from relative performance included stock selection in financials, along with positioning in communication services and selection in consumer discretionary. Within financials, an overweight to the capital markets industry, specifically overweight positions in market index provider MSCI and rating agency S&P Global, detracted from relative return. An underweight to communication services also weighed on performance, most notably an underweight position in Facebook operator Meta Platforms. Finally, in consumer discretionary an out-of-benchmark position in LVMH within the textiles, apparel and luxury goods sub-sector detracted from relative performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	35.61%	14.35%	13.30%
Investor C Shares (with sales charge)	34.61	14.35	13.30
S&P 500® Index	28.19	15.80	12.69
Russell 1000® Growth Index	33.60	19.37	15.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,484,950,262
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,564,774
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,484,950,262
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$20,564,774
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	48.0%
Communication Services	12.7
Consumer Discretionary	12.4
Health Care	11.6
Financials	9.0
Industrials	4.2
Materials	1.0
Real Estate	1.0
Short-Term Securities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	12.8%
Microsoft Corp.	10.4
Amazon.com, Inc.	9.6
Apple Inc.	7.3
Meta Platforms, Inc., Class A	5.1
Alphabet, Inc., Class A	4.0
Broadcom, Inc.	3.6
Visa, Inc., Class A	3.6
Intuit, Inc.	3.5
ASML Holding NV, Registered Shares	3.3
(b)Excludes short-term securities.